TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]	Income before taxes on income:
	Year ended December 31,
	2013	2014	2015

Domestic	$16,165	$14,690	$18,350
Foreign	2,266	4,183	2,407

	$18,431	$18,873	$20,757

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Taxes on income (tax benefit) consist of the following:

	Year ended December 31,
	2013	2014	2015
Current:
Domestic	$(1,277)	$241	$3,466
Foreign	781	689	880

	(496)	930	4,346
Deferred taxes:
Domestic	2,673	2,575	(500)
Foreign	(602)	(1,198)	(165)

	2,071	1,377	(665)

Taxes on income (tax benefit)	$1,575	$2,307	$3,681

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Significant components of the Company and its subsidiaries deferred tax assets are as follows:

	December 31,
	2014	2015

Net operating loss carryforwards	$4,627	$5,104
Allowances, reserves and intangible assets	1,080	1,826

Deferred tax assets before valuation allowance	5,707	6,930
Less - valuation allowance	(3,570)	(4,107)

Deferred tax assets, net	$2,137	$2,823

Schedule Of Deferred Tax Liabilities [Table Text Block]
	December 31,
	2014	2015

Long-term tax assets	$2,137	$2,823
Long-term tax liabilities	(4,846)	(5,726)

Net deferred tax liabilities	$(2,709)	$(2,903)

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
Reconciling items between the 2013, 2014 and 2015 statutory tax rate (25%, 26.5% and 26.5%, respectively) of the Company and the effective tax rate is presented in the following table:

	Year ended December 31,
	2013	2014	2015

Income before taxes, as reported in the consolidated statements of income	$18,431	$18,873	$20,757

Statutory tax rate	25%	26.5%	26.5%

Theoretical tax expenses on the above amount at the Israeli statutory tax rate	$4,609	$5,001	$5,501
Tax adjustment in respect of different tax rates	484	80	(923)
Deferred taxes on losses for which full valuation allowance was provided in the past	(304)	236	131
Tax-deductible costs, not included in the accounting costs	-	-	(733)
Tax benefits in respect of prior years, net	203	(516)	(133)
Nondeductible expenses	95	82	177
Uncertain tax position and other differences	(3,512)	(2,576)	(339)

Income tax	$1,575	$2,307	$3,681

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
A reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax benefits is as follows:

Gross unrecognized tax benefits at January 1, 2013	$3,309

Decrease in tax positions taken in prior years	(2,811)

Gross unrecognized tax benefits at December 31, 2013	498

Decrease in tax positions taken in prior years	(156)

Gross unrecognized tax benefits at December 31, 2014	342

Increase in tax positions taken in prior years	469

Decrease in tax positions taken in prior years	(145)

Gross unrecognized tax benefits at December 31, 2015	$666